Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 46,270
Closing balance	980	₺ 46,270
Net book amount	980	46,270
Accumulated amortization [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(119,202)	(114,895)
Transfer to property, plant and equipment	22,366
Depreciation and impairment charges during the year	(2,337)	(3,530)
Disposal	215
Other		(777)
Closing balance	(98,958)	(119,202)
Cost value [member]
Disclosure of detailed information about investment property [line items]
Opening balance	165,472	164,467
Transfer to property, plant and equipment	(64,594)
Addition		1,005
Disposal	(940)
Closing balance	₺ 99,938	₺ 165,472